Note 6 - Investment Securities Available for Sale	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 6 - INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities available for sale are as follows:

	June 30, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$14,967	$378	$(10)	$15,335
Obligations of states and political subdivisions:
Taxable	1,618	186	-	1,804
Tax-exempt	81,895	4,656	-	86,551
Mortgage-backed securities in government-sponsored entities	22,261	508	(50)	22,719
Private-label mortgage-backed securities	1,927	146	(1)	2,072
Total debt securities	122,668	5,874	(61)	128,481
Equity securities in financial institutions	750	64	-	814
Total	$123,418	$5,938	$(61)	$129,295

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	-	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	-	2,263
Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	-	814
Total	$142,893	$4,345	$(718)	$146,520

The amortized cost and fair value of debt securities at June 30, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$1,965	$2,010
Due after one year through five years	8,452	8,670
Due after five years through ten years	15,563	16,323
Due after ten years	96,688	101,478

Total	$122,668	$128,481

Proceeds from the sales of securities available for sale and the gross realized gains and losses for the six months ended
June 30 are as follows:

(Dollar amounts in thousands)	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2016	2015	2016	2015
Proceeds from sales	$7,793	$1,721	$9,115	$3,312
Gross realized gains	255	92	306	140
Gross realized losses	(3)	(70)	(3)	(94)

Investment securities with an approximate carrying value of $58.0 million and $68.8 million
at
June 30, 2016 and December 31, 2015, respectively, were pledged to secure deposits and other purposes as required by law.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	June 30, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$1,469	$(10)	$1,469	$(10)
Mortgage-backed securities in government-sponsored entities	-	-	6,309	(50)	6,309	(50)
Private-label mortgage-backed securities	94	(1)	-	-	94	(1)
Total	$94	$(1)	$7,778	$(60)	$7,872	$(61)

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)
Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

There were 8 securities considered temporarily impaired at
June 30, 2016.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The Company assesses whether the unrealized loss is other than temporary.

OTTI losses are recognized in earnings when the Company has the intent to sell the debt security or it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, even if the Company does not expect to sell a debt security, it must evaluate expected cash flows to be received and determine if a credit loss has occurred.

An unrealized loss is generally deemed to be other than temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. As a result the credit loss component of an OTTI is recorded as a component of investment securities gains (losses) in the accompanying Consolidated Statement of Income, while the remaining portion of the impairment loss is recognized in other comprehensive income, provided the Company does not intend to sell the underlying debt security and it is “more likely than not” that the Company will not have to sell the debt security prior to recovery.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for more than 98% of the total available-for-sale portfolio as of
June 30, 2016 and no credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of prolonged unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company considers the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis.

•	Changes in the near term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions;

•	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and
•
Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.

For the six months ended June 30, 2016 and 2015, there
were no available-for-sale debt securities with an unrealized loss that suffered OTTI. Management does not believe any individual unrealized loss as of June 30, 2016 or December 31, 2015 represented an other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit the Company from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.